Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Cash and Cash Equivalents

21 .	CASH AND CASH EQUIVALENTS
	Cash at bank and on hand	886.8	515.0

	Total cash and cash equivalents	886.8	515.0

1
Relates to the sale of mining fleet at Tarkwa as part of the transition to contractor mining. An expected credit loss provision of US$29.0 million was raised against the receivable at 31 December 2020.

2	Derivative financial assets of US$1.1 million at 31 December 2019 were previously disclosed as part of the trade and other receivables balance.
3	Relates to the Salares Norte foreign exchange derivative contract which is for the period January 2022 to December 2022.